For agreements with floating interest rate, the interest rates used correspond to the base dates above. (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 26,639,575
Trade payables and contractors	236,763
Services payable	469,027	R$ 453,750
Public-Private Partnership – PPP	6,011,704
Program Contract Commitments	130,268
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,767,867
Trade payables and contractors	236,763
Services payable	469,027
Public-Private Partnership – PPP	429,942
Program Contract Commitments	77,465
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,749,335
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	430,440
Program Contract Commitments	36,442
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,939,155
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	379,684
Program Contract Commitments	1,126
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,976,535
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	351,586
Program Contract Commitments	1,126
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,721,792
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	351,586
Program Contract Commitments	1,126
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	12,484,891
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	4,068,466
Program Contract Commitments	R$ 12,983